Expense Example {- Franklin Ohio Tax-Free Income Fund} - Franklin Tax-Free Trust - TF3-22 - Franklin Ohio Tax-Free Income Fund	Jul. 01, 2021 USD ($)
Class A
Expense Example:
1 year	$ 454
3 years	621
5 years	803
10 years	1,328
Class A1
Expense Example:
1 year	439
3 years	575
5 years	724
10 years	1,155
Class C
Expense Example:
1 year	222
3 years	381
5 years	660
10 years	1,455
Class R6
Expense Example:
1 year	52
3 years	168
5 years	294
10 years	663
Advisor Class
Expense Example:
1 year	56
3 years	176
5 years	307
10 years	$ 689